Insurance Contract Liabilities - Summary by classification (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Insurance Contract Liabilities
Total Insurance contract liabilities	$ 52,199.6	$ 47,346.5
Insurance contracts, gross
Insurance Contract Liabilities
Current	23,807.9	20,618.3
Non-current	28,391.7	26,728.2
Total Insurance contract liabilities	52,199.6	47,346.5
Ceded reinsurance contracts
Insurance Contract Liabilities
Current	5,052.4	4,740.3
Non-current	6,609.2	6,465.9
Total Insurance contract liabilities	11,661.6	11,206.2
Insurance contracts, net
Insurance Contract Liabilities
Current	18,755.5	15,878.0
Non-current	21,782.5	20,262.3
Total Insurance contract liabilities	$ 40,538.0	$ 36,140.3